SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	$ 0	$ 0